Farmer Mac Guaranteed Securities and USDA Guaranteed Securities - Narrative (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Schedule of Available-for-sale and Trading Securities [Line Items]
Available-for-Sale Continuous Unrealized Loss Position more than 12 months, Aggregate Losses	$ 15,430	$ 23,521
Farm & Ranch Guaranteed Securities [Member] | Farmer Mac Guarantee [Member]
Schedule of Available-for-sale and Trading Securities [Line Items]
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions In Loss Position Greater than Twelve Months	13
Available-for-Sale Continuous Unrealized Loss Position more than 12 months, Aggregate Losses	8,700
USDA Securities [Member]
Schedule of Available-for-sale and Trading Securities [Line Items]
Trading Securities	58,344	104,188
USDA Securities [Member] | USDA Guarantee [Member]
Schedule of Available-for-sale and Trading Securities [Line Items]
Trading Securities Amortized Cost	60,345	104,914
Trading Securities	$ 58,344	$ 104,188
Trading Securities, Weighted-Average Yield	5.60%	5.77%